Debt - First lien term loan (Details) - USD ($) $ in Millions	Dec. 31, 2020	Sep. 07, 2018	Oct. 20, 2017
Term B Facility
Debt Instrument [Line Items]
Aggregate principal amount	$ 425.0
Term Loan B-1 facility
Debt Instrument [Line Items]
Aggregate principal amount	85.8	$ 85.8
Revolving Credit Facility
Debt Instrument [Line Items]
Aggregate principal amount	$ 30.0		$ 30.0